Accrued Expenses and Other Liabilities	3 Months Ended
Mar. 31, 2023
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities
7.
Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following (in thousands):

	March 31,	December 31,
	2023	2022
Compensation and benefits costs	$2,490	$4,178
Restructuring charges	1,075	—
Research and development expenses	2,050	1,923
Consulting and professional services	1,227	1,215
Other liabilities	696	592
	$7,538	$7,908